Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Profits tax rate in Hong Kong		16.50%	16.50%	16.50%
Non-deductible items/non-taxable income*	[1]	(50.00%)	(7.90%)	15.90%
Changes in valuation allowances		138.30%	10.40%	22.60%
Overprovision of profits tax in prior year			4.70%	2.90%
Effect of different tax rate of subsidiaries operating in other jurisdictions		47.00%	(0.40%)	(18.80%)
Effect of preferential tax rate		(77.30%)
Tax effect of tax losses not recognized		(52.70%)	(12.30%)	(55.70%)
Tax effect of other temporary difference not recognized		(21.80%)
Profit tax expense from disposal of PRC property		26.10%
Others			3.10%	23.00%
Effective tax rate		26.10%	14.10%	6.40%

[1]	The Non-deductible items/non-taxable income are mainly including the non-deductible entertainment expense, gain from disposal of PRC property, exempt interest income and other non-deductible expenses.